Consolidated Balance Sheets (Parenthetical) (USD $)	Oct. 31, 2012	Jul. 31, 2012
Statement of Financial Position [Abstract]
Liability for shares of issuable common stock	1,600,415	610,415
Stockholders' equity:
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, share authorized	1,000,000	1,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	500,000,000	500,000,000
Common stock, shares issued	94,150,000	94,150,000
Common stock, shares outstanding	94,150,000	94,150,000